Investments (Mortgage Loans by Portfolio Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes, Loans and Financing Receivable, Net, Current [Abstract]
Commercial mortgage loans	$ 4,869	$ 5,266
Percentage of loans receivable on commercial mortgage loans	63.10%	57.50%
Agricultural mortgage loans	1,285	1,260
Percentage of loans receivable on agricultural mortgage loans	16.60%	13.80%
Subtotal	6,154	6,526
Percentage of loans receivable on subtotal	79.70%	71.30%
Valuation allowances	(34)	(35)	(61)	(87)
Percentage of loans receivable on valuation allowances	(0.40%)	(0.40%)
Subtotal mortgage loans, net	6,120	6,491
Percentage of loans receivable on subtotal mortgage loans held-for-investment, net	79.30%	70.90%
Commercial mortgage loans held by consolidated securitization entities - fair value option	1,598	2,666
Percentage of loans receivable on commercial mortgage loans held by consolidated securitization entities - fair value option	20.70%	29.10%
Mortgage loans (net of valuation allowances of $34 and $35, respectively; includes $1,598 and $2,666, respectively, at estimated fair value, relating to variable interest entities)	$ 7,718	$ 9,157
Percentage of total mortgage loans, net	100.00%	100.00%